Acquisitions	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3.  Acquisitions

On January 6, 2014, the Company acquired the Apollo Business (see Note 1). Since that date the results of its operations have been included in the consolidated financial statements. As a result of the acquisition, the Company can now offer a wide spectrum of products for sample preparation for NGS to laboratories performing targeted sequencing. The Company expects to achieve significant synergies, especially in its sales and marketing efforts, since the SmartChip and Apollo products and services serve the same customer base.

The total purchase price for the Apollo Business is summarized as follows:

Cash	$2,000,000
Promissory note (see Note 6)	1,100,000
Contingent earn-out payments	410,000

Total	$3,510,000

The contingent consideration arrangement requires the Company to pay IntegenX a percentage of revenues, on a sliding scale up to 20%, should certain revenue targets be achieved in 2014, 2015 and 2016. We estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model based on key assumptions including annual revenues ranging from $4.0 million to $9.9 million and a discount rate of 14%. This is measured as a Level 3 fair value liability.

In connection with the Apollo Business acquisition, the Company allocated the total purchase consideration to the net assets and liabilities acquired, including identifiable intangible assets, based on their respective fair values at the acquisition date. The following table summarizes the allocation of the purchase price to the fair value of the respective assets and liabilities acquired:

Inventory	$606,000
Property and equipment	118,000
Intangible assets:
Customer lists and trademarks	1,500,000
Purchased technology	360,000
Goodwill (1)	990,000
Total assets	3,574,000

Liabilities – accrued vacation	(64,000)

Total purchase price	$3,510,000

(1)
Goodwill, which represents the excess of the purchase price over the fair value of tangible and identified intangible assets acquired, is attributable primarily to expected synergies and the assembled workforce. All of the goodwill is expected to be deductible for income tax purposes except to the extent that it arose due to an over-estimate of contingent earn-out payments.

In addition, the Company incurred and expensed costs directly related to this acquisition totaling approximately $140,000, of which nil and $95,000 was incurred in the three and six months ended June 30, 2014, respectively, and are included in general and administrative expenses in the condensed consolidated statement of operations.

Selected amounts related to the Apollo Business included in the Company’s condensed consolidated statement of operations for the three and six months ended June 30, 2014, are as follows:

	Period Ended June 30,
	Three Months	Six Months

Revenue	$582,785	$1,063,122

Net loss	(568,000)	(1,253,000)

The unaudited pro forma information in the table below summarizes the combined results of operations of WaferGen Bio-systems, Inc. and subsidiaries with those of the Apollo Business as though these entities were combined as of January 1, 2013. The results of the Apollo Business for the three and six months ended June 30, 2013, are based on the actual historic quarterly allocations of the Abbreviated Financial Statements prepared for the year ended December 31, 2013, and for the three and six months ended June 30, 2014, are based on the Company’s results of operations, adjusted for estimated operating expenses in the five days prior to the acquisition. The pro forma financial information for all periods presented also includes the removal of direct acquisition-related costs, the additional charges for interest expense on acquisition-related borrowing, and the actual depreciation and amortization that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had been applied as of January 1, 2013.

This unaudited pro forma information is summarized as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

Total revenue	$1,733,908	$1,191,979	$3,139,421	$1,923,189

Net loss	$(2,095,338)	$(3,442,957)	$(4,549,713)	$(7,663,415)

Net loss per share - basic and diluted	$(2.27)	$(146.46)	$(4.96)	$(252.03)

The pro forma financial information as presented above is for informational purposes only and is not indicative of the consolidated results of operations of future periods or the results of operations that would have been achieved had the acquisition had taken place on January 1, 2013.